Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2012 and 2013:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Accounts receivable, gross	303,185	373,963	61,774
Allowance for doubtful accounts	(22,198)	(20,584)	(3,400)
Accounts receivable, net	280,987	353,379	58,374

The following table presents movement of the allowance for doubtful accounts:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance as of January 1,	2,447	8,404	22,198	3,667
Additional provision charged to bad debt expenses	11,926	25,902	2,590	428
Write-off of bad debt provision	(5,969)	(12,108)	(4,204)	(695)
Balance as of December 31,	8,404	22,198	20,584	3,400